NOTE 6 - STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 - STOCKHOLDERS’ EQUITY

On February 2, 2011, we completed a private placement for 300,000 units at $0.50 per unit, for a total of $150,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock of the Company at $0.50 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (rules governing offers and sales of securities made outside of the United States without registration). At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,200 and $9,800, respectively, as determined based on the relative fair value allocation of the proceeds.

In April 2011, in order to attract additional investment capital, our two executive officers (Mr. Vandeberg and Mr. Diamond-Goldberg) and Mr. Wayne Gruden, a significant shareholder of the Company, surrendered a total of 15,890,000 shares of common stock owned by them to us, which shares were immediately cancelled.

On April 28, 2011, we completed a private placement for 250,000 units at $1.00 per unit, for a total of $250,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock at $1.00 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,700 and $109,300, respectively, as determined based on the relative fair value allocation of the proceeds.

On August 10, 2011, we completed a private placement for 2,300,000 units at $2.00 per unit, for a total of $4,600,000 in gross proceeds. Each unit consists of one share of restricted convertible preferred stock and a warrant to purchase one share of restricted common stock. The convertible preferred stock is convertible into one share of restricted common stock, subject to customary adjustment for stock splits or similar events. The warrants are exercisable at $2.00 per share over a period of three years from the date of issuance. The offering was conducted under the exemption from registration provided pursuant to Regulation S under the U.S. Securities Act of 1933, as amended.  The holders of shares of convertible preferred stock have a put right to require us to repurchase such shares for a price of $2.00 per share.  The amount allocated to the convertible redeemable preferred stock is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity.  We allocated the gross proceeds of $4,600,000 from the private placement between the convertible preferred stock and the warrants issued proportionately based on their estimated fair values as of the closing date of the private placement.  The relative fair value of the convertible preferred stock and the warrants was estimated to be $2,766,733 and $1,833,267, respectively.  The effective conversion price was used to measure the intrinsic value of the embedded conversion option which amounted to $2,270,266.  As a result, the carrying value of the convertible preferred stock presented as mezzanine equity in the consolidated financial statements amounted to $496,467 when the preferred stock was issued on August 10, 2011.  As described below, a holder of convertible preferred stock elected to convert its preferred shares to common stock on March 30, 2012.  After the impact of the conversion of 600,000 shares of convertible preferred stock, the balance of preferred stock presented as mezzanine equity in the consolidated financial statements is $366,953.  As of the periods presented, no adjustment to the carrying value of the convertible preferred stock to its redemption value was necessary as it was not considered probable that the convertible preferred stock would become redeemable (as described below, the holders of the convertible preferred stock conditionally agreed to waive their put rights).  At December 31, 2012, the aggregate redemption value of the 1,700,000 shares of convertible preferred stock outstanding is $3.4 million.

On September 28, 2011, we entered into a retainer letter agreement with Midsouth Capital Inc., an investment banking firm, for investment banking services. As part of the compensation to Midsouth, we issued 10,000 shares of restricted common stock to Midsouth.

On October 21, 2011, we issued 3,552,516 common shares to Sovereign in connection with our acquisition of the Canadian oil and gas properties.  Sovereign has a put right to require us to repurchase such shares for a price of $2.00 per share.  Sovereign executed a stand-still agreement that nullified their put rights until various conditions could be met, most significantly the joint effort by the Company and Sovereign to dispose, by sale to unrelated parties, of the 3,552,516 shares issued to Sovereign on the closing of the asset acquisition.  In connection with the acquisition of assets from Sovereign, the Company agreed to a mechanism of staggered payments to maintain the value of the stock component of the purchase at the original amount of $2.00 per share through a series of Variable Weighted Average Price (“VWAP”) calculations.  Under the purchase agreement, Sovereign could not own more than 10% of the Company’s common stock, unless they chose to waive that condition.  On May 17, 2012, in conjunction with the final VWAP calculation, Sovereign waived the 10% ownership limitation and we issued 21,350,247 shares of restricted common stock to Sovereign.  The contingent consideration obligation was settled and a loss of $4,147,005 was recognized to reflect the difference between the contingent consideration and the fair value of the final VWAP shares.  The 21,350,247 shares of common stock issued to Sovereign on May 17, 2012, also include a put right, whereby Sovereign may require us to repurchase the shares for a price of $2.00 per share.  Therefore, the redemption amount of the common stock is recorded as mezzanine equity.  During 2012, Sovereign notified us that they disposed of 1,020,300 of their common shares, which thereby eliminates the put rights on those shares.  Accordingly, mezzanine equity was reduced by $2,040,600, with a corresponding increase to additional paid-in capital.  At December 31, 2012, the aggregate redemption value of the 23,882,463 shares of contingently redeemable common stock outstanding held by Sovereign is $47,764,927.

On January 12, 2012, we issued 60,000 shares of common stock with a fair value of $60,000 to a consultant in exchange for services.  The fair value of the common shares was recorded as a component of general administrative expenses during 2012.

On March 26, 2012 the holders of convertible preferred stock agreed to waive their put option, with the condition that Sovereign also waives its put option.  In connection with the waiver by the holders of the convertible preferred stock, the Company agreed to issue 2,772,728 shares of common stock to the convertible preferred stock holders as consideration for the waivers and only following a similar waiver by Sovereign.  No such shares have been issued to date.  Sovereign chose not to waive its put option rights, but rather executed a stand-still agreement that nullified their put rights until various conditions could be met, most significantly the joint effort by the Company and Sovereign to dispose, by sale to unrelated parties, of the 3,552,516 shares issued to Sovereign on the closing of the asset acquisition.  The stand-still agreement was effective through June 15, 2012, and the Company and Sovereign have reached a verbal agreement to extend the stand-still agreement while the parties continue their joint efforts to dispose of the shares.  Upon achieving the sale of these original shares, the Company expects that Sovereign will then permanently waive its put option rights.

On March 30, 2012, a preferred stock holder elected to convert its preferred shares to common stock.  Accordingly, the Company issued 600,000 shares of common stock and retired 600,000 preferred shares.  Mezzanine equity was reduced by $129,513, and then transferred to common shares and additional paid-in capital accordingly.

On May 22, 2012, the Company commenced a Purchase Agreement with Lincoln Park Capital to sell up to $10.2 million in common stock during a term of three years.  In consideration for entering into the Purchase Agreement, the Company issued 723,592 shares of common stock to Lincoln Park as an initial commitment fee.  The fair value of these 723,592 commitment shares were recorded as a reduction to additional paid-in capital and amounted to $208,311.  Up to 1,072,183 of additional shares of common stock may be issued on a pro rata basis to Lincoln Park as an additional commitment fee as Lincoln Park purchases additional shares of common stock under the Purchase Agreement.  During 2012, we issued a total of 3,527,508 shares to Lincoln Park and received a total of $422,000 in proceeds. There is a $0.10 floor price that would prohibit the Company from any sales below that price.

On November 1, 2012, we issued 250,000 shares of common stock with a fair value of $15,000 to a consultant in exchange for a six month contract of services.  On November 12, 2012, we issued 750,000 shares of common stock with a fair value of $67,500 to a consultant in exchange for a six month contract of services.  On November 13, 2012, we issued 100,000 shares of common stock with a fair value of $10,000 to a consultant in exchange for a six month contract of services.   The fair value of the common shares was recorded as a component of general administrative expenses for the portions relating to the period prior to December 31, 2012, and the remainder was recorded as a prepaid asset, to be amortized as the service period lapses.

Warrants

The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2012, and 2011:

	Shares of Common Stock
	Issuable from Warrants
	Outstanding as of
	December 31,	December 31,	Exercise
Date of Issue	2012	2011	Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	300,000	$0.50	February 2014
April 2011	250,000	250,000	$1.00	April 2014
August 2011	2,300,000	2,300,000	$2.00	August 2014

	4,150,000	4,150,000

As of December 31, 2012, none of the outstanding warrants had been exercised.

Stock Incentive Plan

On May 3, 2011, our Board of Directors adopted the Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan (“Plan”). The Plan provides for the grant of options to purchase shares of our common stock, and stock awards consisting of shares of our common stock, to eligible participants, including directors, executive officers, employees and consultants of the Company.  We have reserved 4,500,000 shares of common stock for issuance under the Plan. During 2011, our Board approved the grant of stock options for a total of 2,800,000 shares.  The fair value of the option grants were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions: expected volatility ranging from 93% to 94%, a risk free rate ranging from 1.9% to 2.0%, and an expected life of 10 years.  In February 2012, the Board approved the grant of stock options for a total of 40,000 shares to two directors at an exercise price of $0.87 per share. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 93%, a risk free rate of 2.0%, and an expected life of 10 years.  During 2012, the 40,000 stock options granted to directors were cancelled.

At December 31, 2012, there were 1.7 million shares of common stock available under the Plan, and there were options to purchase 1,866,667 shares of stock exercisable, with a remaining contractual term of 8.9 years.  The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was $0.76 and $1.39, respectively.  The weighted average exercise price of stock options exercisable at December 31, 2012 was $1.58.  The aggregate fair value of options vested during both the years ended December 31, 2012 and 2011 was $1.4 and $1.5 million, respectively.  There were no stock options exercised or expired during the periods presented.  In February 2013, management agreed to cancel their existing stock grants under the Company’s equity awards plan.

At December 31, 2012, the aggregate intrinsic value of outstanding stock options was $0.  Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between the closing stock price on December 31, 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of December 31, 2012.  This amount changes, based on the fair market value of our common stock.

At December 31, 2012, we had $1.2 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized during 2013.